PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Buildings	$3,414,388	$3,384,762
Furniture, fixtures and equipment	318,502	301,910
Leasehold improvements	160,161	134,091
Motor vehicles	2,732	2,717
Construction in progress	558	881

Sub-total	3,896,341	3,824,361
Less: accumulated depreciation and amortization	(1,244,172)	(1,048,555)

Property and equipment, net	$2,652,169	$2,775,806

The depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2024, 2023 and 2022 were $
194,617
, $
158,746
and $
113,028
, respectively.
The cost and accumulated amortization of
right-of-use
assets held under finance lease arrangements were $
1,260
and $
65
as of December 31, 2024, respectively. Further information on the lease arrangements is included in Note 11.
Under the terms of the Macau gaming law and the Concession, the gaming and gaming support areas comprising the Studio City Casino with an area of
28,784.3
square meters with its land lease right held by Studio City Developments Limited (“SCD”), a subsidiary of SCIH, and related gaming equipment and utensils (collectively referred to as the “Reversion Assets”), reverted to the Macau government without compensation and free and clear from any charges or encumbrances on December 31, 2022 at the expiration of the previous gaming subconcession. Effective as of January 1, 2023, the Reversion Assets were transferred by the Macau government to MRM for the duration of the Concession, in return for annual payments for the right to use and operate the Reversion Assets. The Reversion Assets are currently owned by the Macau government and MRM pays an annual fee of
MOP0.75 (equivalent to $0.09)
per square meter of the casino for years 1 to 3 of the Concession, subject to a consumer price index increase in years 2 and 3 of the Concession and such fee will increase to
MOP2.5 (equivalent to $0.3)
per square meter of the casino for years 4 to 10 of the Concession, subject to a consumer price index increase in years 5 to 10 of the Concession.
As Studio City Casino continues to be operated with the Reversion Assets in the same manner as under the previous gaming subconcession, obtains substantially all of the economic benefits and bears all of the risks arising from the operation of these assets, and assuming MRM will be successful in obtaining a new concession upon expiry of the Concession, MRM and SCD continue to recognize these Reversion Assets as property and equipment over their remaining estimated useful lives.